Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
(7)	Cash and cash equivalents

The consolidated balances of cash and cash equivalents as of December 31, 2017, 2016 and 2015 are as follows:

	December 31,
	2017	2016	2015
Cash and banks	$15,464,312	9,890,007	4,774,420
Investments with maturities less than three months	623,898	4,771,961	9,246,071
Cash and cash equivalents	16,088,210	14,661,968	14,020,491
Restricted cash	24,058	19,236	25,771
Total cash and cash equivalents and restricted cash	$16,112,268	14,681,204	14,046,262

Restricted cash corresponds to the minimum margin required by the intermediary for the Company’s derivative financial instruments on commodities in order to meet future commitments that may stem from adverse market movements affecting prices on the open positions as of December 31, 2017, 2016 and 2015.